EXHIBIT 99.7	CLAYTON WAIVED CONDITIONS SUMMARY

Client Name:
Client Project Name:	SEMT 2025-5
Start - End Dates:	1/14/2025 - 4/14/2025
Deal Loan Count:	294

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	3
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	5
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Income/Employment	CRDINC3258	Missing Profit and Loss statement for one or more Self Employed borrowers	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Credit	Application	CRDAPP1813	Undisclosed non-arm's length transaction	1
Credit	Assets	CRDAST206	Asset Amounts Are Unsupported by Documentation in File	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Property Valuations	Property	PRVAPROP245	Escrow for Repairs - Not Released	1
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Property Valuations	Appraisal	PRVAAPPR275	Completed "Subject To" w/o Completion Cert in File	1
Property Valuations	Appraisal	PRVAAPPR3116	Missing updated valuation	5
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	5
Compliance	Documentation	CMPDOC2500	Some funds escrowed based on written agreement for completion of improvements to property	1
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in 3 days of application	1
Total				34

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